Loans Payable	9 Months Ended
Jul. 31, 2021
Loans Payable [Abstract]
Loans Payable
8.	Loans Payable

	BDC Loan	Other Loans	Total
	$	$	$
Balance at October 31, 2020	2,174,540	73,338	2,247,878
Proceeds from loans payable	3,091,220	7,000,000	10,091,220
Repayment of loans payable	(1,102,833)	(35,503)	(1,138,336)
Foreign exchange gain or loss	261,598	3,174	264,772

Balance at July 31 , 2021	4,424,525	7,041,009	11,465,534

(i)	BDC Capital Loan
On December 16, 2019, the Company entered into a binding agreement with BDC Capital Inc. for a secured loan of Canadian dollars (C$7 million) to help finance the expansion plans of the Company (the “BDC Capital Loan”), which is to be distributed in up to three tranches, with the second and third tranches to be distributed based on the achievement of certain milestones by the Company. Pursuant to the BDC Capital Loan, each of the Company and Li-Cycle Inc. have entered into general security agreements with BDC Capital Inc. granting the lender a general security interest over all assets of the Company and Li-Cycle Inc., respectively. In addition, Li-Cycle Inc. has guaranteed the Company’s obligations under BDC Capital Loan under a guarantee agreement. The maturity date of the BDC Capital Loan is December 14, 2023. The base rate of interest is 16% per annum, paid monthly, plus additional accrued interest of 3% that can be reduced to 0% based on the achievement of certain milestones by the Company. Principal payments began on the first anniversary date of the loan and are being made at C$175,000 per month with a balloo
n payment of C$700,000 at maturity. As of
 July 31, 2021
, a total of C$1.4
million has been repaid.
On February 10, 2020, the Company received the first tranche of the BDC Capital Loan for C$3 million. Transaction costs associated with the loan amounted to C$121,861 and were deducted from the loan balance.
On November 2, 2020, the Company received the second tranche of the BDC Capital Loan for C$2,000,000 upon the completion of the milestone for such additional funding.
On April 7, 2021, the Company received the third tranche of the BDC Capital Loan for C$2,000,000 upon the completion of the milestone for such additional funding.
On July 20, 2021, Li-Cycle signed an agreement with BDC Capital Inc to repay the BDC Capital Loan in full, conditional upon the closing of Li-Cycle’s business combination with Peridot Acquisition Corp on August 10, 2021.

(Ii)	Promissory Notes
On June 16, 2021, Li-Cycle issued promissory notes (the “Promissory Notes”) for an aggregate principal amount of $7,000,000 as consideration for loans received from companies related to the Chief Executive Officer and the Executive Chair of Li-Cycle, respectively. The Promissory Notes bear interest at the rate of

10% per annum and mature on December 15, 2023. The Promissory Notes are unsecured and subordinate to indebtedness owing to Li-Cycle’s senior lender, BDC Capital Inc. Li-Cycle has the option of prepaying all or any portion of the principal and accrued interest of the Promissory Notes prior to the maturity date without penalty, subject to certain conditions.